Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Purchase obligations under "take or pay" arrangements

Year ending December 31,	RMB	US$
2014	2,907,305	480,253
2015	2,747,669	453,883
2016	2,614,709	431,919
2017	2,553,336	421,781
2018	2,792,683	461,318
Thereafter	2,591,183	428,033
Total	16,206,885	2,677,187